Allowance for loan losses	12 Months Ended
Mar. 31, 2012
Allowance for loan losses

6. Allowance for loan losses

In accordance with ASC 450, a formula-based allowance utilizing historical loss factors, after adjusted for existing economic conditions where appropriate, is applied to groups of non-homogeneous loans and small balance, homogeneous loans which have not been identified as impaired. In MHBK, MHCB and MHTB, when management estimates probable credit losses to determine the allowance for loan losses, small balance, homogeneous loans are classified in the retail portfolio segment to which pool allocations apply, and loans other than classified in the retail portfolio segment are classified in the corporate portfolio segment. The corporate portfolio segment consists of loans originated by MHBK, MHCB and MHTB, and includes mainly business loans such as those used for working capital and capital expenditure, as well as loans for which the primary source of repayment of the obligation is income generated by the relevant assets such as project finance, asset finance and real estate finance. The retail portfolio segment consists mainly of residential mortgage loans, originated by MHBK. The other portfolio segment consists of loans of subsidiaries other than MHBK, MHCB and MHTB, such as consolidated VIEs and overseas subsidiaries. See Note 1 “Basis of presentation and summary of significant accounting policies” for further detail of the methodology used to determine allowance for loan losses and Note 5 “Loans” for further detail of obligor ratings and pool allocations.

Changes in Allowance for loan losses for the fiscal years ended March 31, 2010, 2011 and 2012 and their breakdown by portfolio segment for the fiscal years ended March 31, 2011 and 2012 are shown below:

	Corporate	Retail	Other	Total
	(in millions of yen)
2010
Balance at beginning of fiscal year				869,786

Provision (credit) for loan losses				222,102

Charge-offs				260,491
Less: Recoveries				53,808

Net charge-offs				206,683

Others (2)				(5,772)

Balance at end of fiscal year				879,433

2011
Balance at beginning of fiscal year	736,630	119,749	23,054	879,433

Provision (credit) for loan losses	(47,532)	33,352	14,827	647

Charge-offs	163,269	3,258	18,063	184,590
Less: Recoveries	45,213	1,499	934	47,646

Net charge-offs	118,056	1,759	17,129	136,944

Others (2)	(7,926)	—	(680)	(8,606)

Balance at end of fiscal year	563,116	151,342	20,072	734,530

2012
Balance at beginning of fiscal year	563,116	151,342	20,072	734,530

Provision (credit) for loan losses	(19,433)	(21,375)	17,764	(23,044)

Charge-offs	54,599	5,133	20,410	80,142
Less: Recoveries	48,354	1,442	2,460	52,256

Net charge-offs	6,245	3,691	17,950	27,886

Others (2)	(1,963)	—	1,055	(908)

Balance at end of fiscal year	535,475	126,276	20,941	682,692

Notes:

(1)	Prior impaired loans portfolio segment has been disaggregated into corporate and retail portfolio segments.
(2)	Others include primarily foreign exchange translation.
(3)	Certain Allowance for loan losses booked in other portfolio segment is classified in retail portfolio segment, as such allowance is set for loans in retail portfolio segment. The amounts for the fiscal year ended March 31, 2011 have been modified to conform to the current period’s presentation.

The table below presents Allowance for loan losses and loans outstanding by portfolio segment disaggregated on the basis of impairment method at March 31, 2011 and 2012:

	Corporate	Retail	Other	Total
	(in millions of yen)
2011
Allowance for loan losses	563,116	151,342	20,072	734,530

of which individually evaluated for impairment	246,622	45,304	8,599	300,525
of which collectively evaluated for impairment	316,494	106,038	11,473	434,005

Loans (2)	47,402,056	13,162,377	4,207,008	64,771,441

of which individually evaluated for impairment	718,058	106,817	51,421	876,296
of which collectively evaluated for impairment	46,683,998	13,055,560	4,155,587	63,895,145

2012
Allowance for loan losses	535,475	126,276	20,941	682,692

of which individually evaluated for impairment	252,853	23,396	9,333	285,582
of which collectively evaluated for impairment	282,622	102,880	11,608	397,110

Loans (2)	48,572,906	12,959,663	4,546,004	66,078,573

of which individually evaluated for impairment	667,824	55,149	43,074	766,047
of which collectively evaluated for impairment	47,905,082	12,904,514	4,502,930	65,312,526

Notes:

(1)	Prior impaired loans portfolio segment has been disaggregated into corporate and retail portfolio segments.
(2)	Amounts represent loan balances before deducting unearned income and deferred loan fees.
(3)	Certain Allowance for loan losses booked in other portfolio segment is classified in retail portfolio segment, as such allowance is set for loans in retail portfolio segment. The amounts for the fiscal year ended March 31, 2011 have been modified to conform to the current period’s presentation.
(4)	Certain loans are reclassified among portfolio segments as well as among impairment methods. The amounts for the fiscal year ended March 31, 2011 have been modified to conform to the current period’s presentation.

Due mainly to an improvement in economic conditions, the amount of Provision for loan losses and charge-offs significantly decreased in the fiscal year ended March 31, 2010.

In the fiscal years ended March 31, 2011 and 2012, Provision for loan losses decreased by ¥221,445 million and ¥23,691 million, respectively, from the previous fiscal years. Both of the decreases were due mainly to upgrades in the obligor category of a broad range of borrowers as a result of the effectiveness of the MHFG Group’s credit management activities which was enhanced against the backdrop of the improving domestic economic environment, reflecting the continuing gradual recovery of the Japanese economy.